Significant Accounting Policies Significant Accounting Policies (Effects of Adoption of ASU 2014-09 on Company's Financial Statements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Balance Sheet
Trade and unbilled receivables and contract assets, net	$ 1,712,915	$ 1,406,563		$ 1,406,563
Other receivables and prepaid expenses	199,148	128,946
Inventories, net	1,141,996	902,954		1,012,763
Deferred income taxes, net	42,804	51,358		51,358
Trade payables	776,100	633,689
Other payables and accrued expenses	1,081,992	835,394		835,394
Contract liabilities (customer advances)	780,994			639,328
Other long-term liabilities and deferred tax liabilities	170,607	48,692
Liabilities, Other than Long-term Debt, Noncurrent	254,567
Retained earnings	1,691,921	1,561,921		1,708,310
Income Statement
Revenues	3,683,684	3,377,825	$ 3,260,219
Cost of revenues	2,707,505	2,374,775	2,294,934
Gross profit	976,179	1,003,050	965,285
Operating expenses:
Research and development, net	287,352	265,060	255,792
Marketing and selling, net	281,014	280,246	271,037
General and administrative, net	160,348	133,314	151,353
Other operating income, net	(45,367)	0	(17,575)
Total operating expenses	683,347	678,620	660,607
Operating income	292,832	324,430	304,678
Financial expenses, net	(44,061)	(34,502)	(23,742)
Other expense, net	(11,449)	(5,082)	(1,735)
Income before income taxes	237,322	284,846	279,201
Income taxes	(26,445)	(55,585)	(45,617)
Net income after taxes	210,877	229,261	233,584
Equity in net (losses) earnings of affiliated companies and partnerships	(2,222)	11,361	5,224
Less: net income attributable to non-controlling interests	(1,917)	(1,513)	(1,899)
Net income attributable to Elbit Systems Ltd.’s shareholders	206,738	$ 239,109	$ 236,909
Previous standard
Balance Sheet
Trade and unbilled receivables and contract assets, net	1,523,200
Other receivables and prepaid expenses	199,579
Inventories, net	1,240,005
Deferred income taxes, net	46,587
Trade payables	780,794
Other payables and accrued expenses	1,083,788
Contract liabilities (customer advances)	718,269
Other long-term liabilities and deferred tax liabilities	253,413
Retained earnings	1,661,818
Income Statement
Revenues	3,567,909
Cost of revenues	2,633,207
Gross profit	934,702
Operating expenses:
Research and development, net	287,352
Marketing and selling, net	275,757
General and administrative, net	160,348
Other operating income, net	(45,367)
Total operating expenses	678,091
Operating income	256,611
Financial expenses, net	(44,061)
Other expense, net	(11,449)
Income before income taxes	201,101
Income taxes	(20,327)
Net income after taxes	180,774
Equity in net (losses) earnings of affiliated companies and partnerships	(2,222)
Less: net income attributable to non-controlling interests	(1,917)
Net income attributable to Elbit Systems Ltd.’s shareholders	176,635
ASU 2014-09 | Impact of adoption of ASC 606
Balance Sheet
Trade and unbilled receivables and contract assets, net	189,715
Other receivables and prepaid expenses	(431)
Inventories, net	(98,009)
Deferred income taxes, net	(3,783)
Trade payables	(4,694)
Other payables and accrued expenses	(1,796)
Contract liabilities (customer advances)	62,725
Other long-term liabilities and deferred tax liabilities	1,154
Retained earnings	30,103
Income Statement
Revenues	115,775
Cost of revenues	74,298
Gross profit	41,477
Operating expenses:
Research and development, net	0
Marketing and selling, net	5,257
General and administrative, net	0
Other operating income, net	0
Total operating expenses	5,257
Operating income	36,220
Financial expenses, net	0
Other expense, net	0
Income before income taxes	36,220
Income taxes	(6,118)
Net income after taxes	30,103
Equity in net (losses) earnings of affiliated companies and partnerships	0
Less: net income attributable to non-controlling interests	0
Net income attributable to Elbit Systems Ltd.’s shareholders	$ 30,103
Impact of adoption of ASC Topic 606 | ASU 2014-09
Balance Sheet
Trade and unbilled receivables and contract assets, net				97,274
Inventories, net				(104,570)
Deferred income taxes, net				1,090
Other payables and accrued expenses				(400)
Contract liabilities (customer advances)				(4,373)
Retained earnings				(1,433)
Adjusted according to ASC 606 | ASU 2014-09
Balance Sheet
Trade and unbilled receivables and contract assets, net				1,503,837
Inventories, net				908,193
Deferred income taxes, net				52,448
Other payables and accrued expenses				834,994
Contract liabilities (customer advances)				634,955
Retained earnings				$ 1,706,877